Significant Accounting Policies and Recent Accounting Pronouncements - Update to previously issued condensed consolidated financial statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Update to previously issued condensed consolidated financial statements
Total revenue	$ 280,678	$ 259,171	$ 213,243
Other
Update to previously issued condensed consolidated financial statements
Total revenue	27,379	36,959	24,643
Cost of revenues	97,122	61,906	32,998
As previously reported | Data Center Hosting
Update to previously issued condensed consolidated financial statements
Total revenue	27,282	36,862	24,546
Cost of revenues	97,122	61,906	32,998
As previously reported | Other
Update to previously issued condensed consolidated financial statements
Total revenue	97	97	97
Adjustment | Data Center Hosting
Update to previously issued condensed consolidated financial statements
Total revenue	(27,282)	(36,862)	(24,546)
Cost of revenues	(97,122)	(61,906)	(32,998)
Adjustment | Other
Update to previously issued condensed consolidated financial statements
Total revenue	27,282	36,862	24,546
Cost of revenues	$ 97,122	$ 61,906	$ 32,998